Parent Company Only Condensed Financial Information - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (31,187)	$ (4,522)	¥ (107,666)	¥ (18,292)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	79	11	59	9
Share of income/(loss) of subsidiaries and VIEs	2,200	319	(2,660)	(239)
Increase/(decrease) in other payables and accrued expenses	(13,155)	(1,907)	29,860	2,577
Increase/(decrease) in contract liabilities	(3,202)	(464)	7,236
(Increase)/decrease in prepaid expense and other receivables	(22,786)	(3,304)	40,020	30,755
Net cash provided by/(used in) operating activities	(85,067)	(12,332)	(175,917)	137,666
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	10,000	1,450	33,614	22,450
Net cash provided by/(used in) investing activities	(56,286)	(8,161)	(80,926)	(31,078)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs				340,479
Proceeds from exercise of options	0	0	497	503
Repurchase of Class A common shares	6,659	965	3,003	2,063
Net cash provided by/(used in) financing activities	(101,133)	(14,663)	141,891	383,053
Effect of exchange rate changes on cash and cash equivalents	9,587	1,390	(5,012)	(10,020)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(232,899)	(33,766)	(119,964)	479,621
Total cash and cash equivalents and restricted cash at beginning of year	608,984	88,294	728,948	249,327
Total cash and cash equivalents and restricted cash at end of year	376,085	54,528	608,984	728,948
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)	(31,187)	(4,523)	(107,666)	(18,292)
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss				(421)
Share of income/(loss) of subsidiaries and VIEs	28,126	4,078	102,945	14,341
Interest income				(11)
Changes in operating assets and liabilities:	(3,061)	(445)	(4,721)	(4,383)
Increase/(decrease) in other payables and accrued expenses		0	(4,730)	(1,340)
Increase/(decrease) in contract liabilities	(1,223)	(177)	4,555
(Increase)/decrease in prepaid expense and other receivables	22,800	3,306	21
(Increase)/decrease in accounts receivable and contract assets			216	(216)
(Increase)/decrease in amount due from related parties	(43)	(6)	83	(189)
Net cash provided by/(used in) operating activities	18,473	2,678	(4,576)	(6,128)
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	0	0	(247)	(245)
Payments of inter-company balances	(23,376)	(3,389)	(161,216)	(139,123)
Net cash provided by/(used in) investing activities	(23,376)	(3,389)	(161,463)	(139,368)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs				340,479
Proceeds from exercise of options			497	503
Repurchase of Class A common shares	(6,659)	(965)	(3,003)	(2,063)
Net cash provided by/(used in) financing activities	(6,659)	(965)	(2,506)	338,919
Effect of exchange rate changes on cash and cash equivalents	884	128	(2,381)	(6,268)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(10,678)	(1,548)	(170,926)	187,155
Total cash and cash equivalents and restricted cash at beginning of year	16,291	2,362	187,217	62
Total cash and cash equivalents and restricted cash at end of year	¥ 5,613	$ 814	¥ 16,291	¥ 187,217